UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22417

                          Destra Investment Trust
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
                                  Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
901 Warrenville Rd., Suite 15
                        Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code:  1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA DIVIDEND TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

Number
of
Shares	Description	Fair Value

	Common Stocks - 98.3%

	Consumer Discretionary - 3.6%
23,043	Darden Restaurants, Inc.	$ 1,066,200
29,798	Mattel, Inc.	1,161,228
		2,227,428
	Energy - 32.9%
36,278	Energy Transfer Equity LP	2,138,225
34,519	Energy Transfer Partners LP	2,001,066
18,371	Ensco PLC - Class A (United Kingdom)	1,020,877
33,894	Enterprise Products Partners LP	2,653,561
15,530	Golar LNG Ltd. (Bermuda)	933,353
20,062	Kinder Morgan Energy Partners LP	1,649,297
35,227	Linn Energy LLC	1,139,593
18,000	ONEOK Partners LP	1,054,800
20,520	Plains All American Pipeline LP	1,232,226
41,667	Seadrill Ltd. (Bermuda)	1,664,597
20,902	Spectra Energy Corp.	887,917
41,640	The Williams Cos., Inc.	2,423,864
19,823	Total SA, ADR (France)	1,431,221
		20,230,597
	Financials - 11.8%
70,532	Ares Capital Corp.	1,259,702
12,816	Bank of Montreal (Canada)	943,129
20,707	CME Group, Inc. - Class A	1,469,162
24,684	Digital Realty Trust, Inc.	1,439,571
21,402	HCP, Inc.	885,615
20,265	OMEGA Healthcare Investors, Inc.	746,968
19,823	Senior Housing Properties Trust	481,501
		7,225,648
	Health Care - 14.4%
15,783	Baxter International, Inc.	1,141,111
29,798	GlaxoSmithKline PLC, ADR (United Kingdom)	1,593,597
18,939	Johnson & Johnson	1,981,398
29,995	Merck & Co., Inc.	1,735,211
14,078	Novartis AG, ADR (Switzerland)	1,274,481
37,248	Pfizer, Inc.	1,105,521
		8,831,319
	Industrials - 3.7%
87,058	General Electric Co.	2,287,884
	Information Technology - 14.2%
50,821	Cisco Systems, Inc.	1,262,902
79,104	Intel Corp.	2,444,314
31,503	Maxim Integrated Products, Inc.	1,065,116
22,159	Microchip Technology, Inc.	1,081,581
38,636	Microsoft Corp.	1,611,121
22,285	Seagate Technology PLC (Ireland)	1,266,234
		8,731,268
	Materials - 4.2%
12,228	International Paper Co.	617,147
51,515	Potash Corp. of Saskatchewan, Inc. (Canada)	1,955,509
		2,572,656
	Telecommunication Services - 5.5%
36,932	AT&T, Inc.	1,305,915
10,732	BCE, Inc. (Canada)	486,804
13,321	Verizon Communications, Inc.	651,797
27,652	Vodafone Group PLC, ADR (United Kingdom)	923,300
		3,367,816
	Utilities - 8.0%
38,510	American Water Works Co., Inc.	1,904,319
24,000	National Grid PLC, ADR (United Kingdom)	1,785,120
31,691	NiSource, Inc.	1,246,724
		4,936,163

Number
of
Shares	Description	Fair Value

	Total Common Stocks
	(Cost $48,851,302)	$ 60,410,779
	Money Market Mutual Funds - 3.0%
1,853,810	Fidelity Institutional Money Market
	Prime, 0.00% (a)
	(Cost $1,853,810)	1,853,810

	Total Investments - 101.3%
	(Cost $50,705,112)	62,264,589
	Liabilities in excess of other Assets - (1.3%)	(805,909)

	Net Assets - 100.0%	$ 61,458,680

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$ 2,597,950	4.2%
Canada	3,385,442	5.5
France	1,431,221	2.3
Ireland	1,266,234	2.1
Switzerland	1,274,481	2.1
United Kingdom	5,322,894	8.7
United States	46,986,367	76.4
Total Investments	62,264,589	101.3
Liabilities in excess of other Assets	(805,909)	(1.3)
Net Assets	$61,458,680	100.0%

ADR - American Depositary Receipt
LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
SA - Corporation

(a) Interest rate shown reflects yield as of June 30, 2014.

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2014, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Investments	Appreciation	Depreciation	Appreciation
Destra Dividend Total Return Fund	$ 50,711,106	$ 12,426,047	$ (872,564)	$ 11,553,483

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following tables represent the Fund’s investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of June 30, 2014:

Destra Dividend Total Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 60,410,779	$ -	$ -	$ 60,410,779
Money Market Mutual Funds	1,853,810	-	-	1,853,810
Total	$ 62,264,589	$ -	$ -	$ 62,264,589
* Please refer to the Portfolio of Investments to view securities segregated by industry type.

The Fund held no Level 2 and Level 3 securities during the period ended June 30, 2014. There were no transfers between valuation levels during the period ended June 30, 2014.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Destra Investment Trust

By (Signature and Title)*                 /s/ Nicholas Dalmaso
                                                          Nicholas Dalmaso, Chief Executive Officer
                                                          (principal executive officer)

Date        August 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Nicholas Dalmaso
                                                          Nicholas Dalmaso, Chief Executive Officer
                                                          (principal executive officer)

Date       August 21, 2014

By (Signature and Title)*                 /s/ Linda Fryer
                                                          Linda Fryer, Chief Financial Officer
                                                          (principal financial officer)

Date       August 21, 2014

* Print the name and title of each signing officer under his or her signature.